Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 10: GOODWILL AND OTHER INTANGIBLE ASSETS

a.	The following table presents activity in goodwill and intangible assets during the years ended December 31, 2025, and 2024:

	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total

Intangible assets, at cost:
Balance as of January 1, 2024	405	1,693	1,648	430	2,253	6,429
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(7)	(2)	-	(6)	(17)
Deconsolidated subsidiary	(403)	(1,403)	(446)	-	(1,230)	(3,482)

Balance as of December 31, 2024 and 2025	-	283	1,200	430	1,017	2,930

Accumulated amortization and impairment:
Balance as of January 1, 2024	101	348	-	430	-	879
Amortization expense	34	118	-	-	-	152
Deconsolidated subsidiary	(135)	(466)	-	-	-	(601)
Balance as of December 31, 2024	-	-	-	430	-	430
Impairment	-	283	1,200	-	1,017	2,500
Balance as of December 31, 2025	-	-	-	-	-	-
Net intangible assets at cost, at December 31, 2024	-	283	1,200	-	1,017	2,500
Net intangible assets at cost, at December 31, 2025	-	-	-		-	-

b.	Useful life of intangible assets:

The useful life of intangible assets is as follows:

	Licenses	Customer Relationships INXS

Useful life	Indefinite	Indefinite

Amortization method	Not amortized	Not amortized

Licenses don’t have a fixed term and do not require renewal. Consequently, licenses have an indefinite useful life.

c.	Amortization and impairment expense:

Amortization of intangible assets of $152 for the year ended December 31, 2024, is recorded in profit or loss within General and administrative expenses.

During 2025, the Company recognized an impairment of goodwill and intangible assets of $2,500 as the assets are no longer expected to generate future economic benefits or sufficient cash flows.